UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Prime Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Prime Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Prime Money Market Fund, covering the six-month period from May 1, 2017 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, multinational companies and away from smaller, domestically oriented companies that had been expected to benefit from stimulative U.S. government policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, longer-term U.S. government securities lost a degree of value as economic and inflation expectations increased, while corporate-backed securities continued to rally in anticipation of improved business conditions.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits and a robust labor market. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2017 through October 31, 2017, as provided by James O’Connor, Portfolio Manager

This semiannual report for Dreyfus Prime Money Market Fund covers the six-month period ended October 31, 2017. During the reporting period, the fund’s Class A shares produced an annualized yield of 1.07% and taking into account the effects of compounding, an annualized effective yield of 1.08%.1

Yields of money market instruments continued to rise over the reporting period in response to one additional increase in short-term interest rates from the Federal Reserve Board (the “Fed”) and expectations of more rate hikes in the months ahead.

Effective August 31, 2017, the fund’s Citizens shares, Class B shares, and Class C shares were converted into Class A shares. Citizens shares, Class B shares and Class C shares are no longer offered by the fund.

Short-Term Interest Rates Moved Higher

The reporting period began in the wake of a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from the new presidential administration. Although investor confidence began to moderate due to evidence that enactment of proposed reforms into law was far from certain, the Fed implemented a widely expected short-term rate hike just weeks prior to the start of the reporting period, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate 0.25 percentage points to between 0.75% and 1.00%.

In May, the unemployment rate continued to decline, reaching a 16-year low of 4.3%. Wage growth generally remained steady, increasing at a rate that was roughly in line with inflation. Still, a relatively modest 145,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers.

The unemployment rate in June ticked slightly higher to 4.4% and 210,000 new jobs were added, driven by employment increases in the health care, social assistance, financial, and mining industries. Manufacturing activity continued to expand with 15 of 18 manufacturing industries reporting growth. The services sector also posted gains during the month. Inflation remained muted as energy prices fell: the Consumer Price Index showed no change compared to the previous month, and prices increased by an average of only 1.6% over the previous 12 months. Yet, the Fed again raised short-term rates by 25 basis points in mid-June, sending the federal funds rate to between 1.00% and 1.25%. The U.S. economy grew at a 3.1% annualized rate during the second quarter of the year.

The Fed held rates steady at its meeting in July. The economy generated 138,000 new jobs during the month, and the unemployment rate returned to 4.3%, due mainly to hiring in the food services, professional and business services, and health care industries. Activity in the manufacturing and services sectors continued to grow, but at slower rates

DISCUSSION OF FUND PERFORMANCE (continued)

than in the previous month. In August, an estimated 208,000 jobs were added, and the unemployment rate returned to 4.4%. Import prices and housing starts exceeded forecasts, but retail sales generally disappointed.

September saw U.S. factory activity climb to a 13-year high due to increases in orders and materials prices. Orders for manufacturing technology were especially strong, suggesting that companies are investing to make their operations more efficient and productive. Construction spending also rose. Employment data generally disappointed during the month, as the labor market gained an estimated 18,000 jobs, in part due to the impact of major hurricanes affecting Florida and Texas. Yet, the unemployment rate fell to 4.2%, and average hourly wage growth increased by 0.5% in the tightening labor market. The U.S. economy expanded at a 3.0% annualized rate over the third quarter of 2017.

The unemployment rate declined to 4.1% in October, its lowest level since December 2000, and an estimated 261,000 jobs were added to the labor force. U.S. retail sales rose at a better-than-expected 0.2% rate during the month, and automobile purchases increased 0.7% as Gulf Coast residents replaced hurricane- and flood-damaged vehicles. On a more negative note, household debt rose by 0.9% in October.

Additional Rate Hikes Expected

Investors have continued to respond positively to expectations of greater economic growth stemming in part from proposed fiscal and tax reforms from the U.S. government. In October, the Fed began to further moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities. In addition, many analysts expect the Fed to implement another rate increase before year-end. Additional interest-rate hikes are anticipated in 2018, when a new chairperson will take the reins of the Fed.

In the rising-interest-rate environment, we have continued to maintain the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

November 15, 2017

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Class A is an annualized yield. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (nationally recognized statistical rating organizations) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Prime Money Market Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
Class A
Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,005.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
Class A
Expenses paid per $1,000†	$1.02
Ending value (after expenses)	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2017 (Unaudited)

Description	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 27.3%
Bank of Montreal (Yankee)
1.45%, 11/21/17, 1 Month LIBOR + .21%	4,000,000	[a]	4,000,000
Bank of Nova Scotia (Yankee)
1.49%, 11/5/17, 1 Month LIBOR + .25%	5,000,000	[a]	5,000,000
BNP Paribas (Yankee)
1.38%, 12/6/17	4,000,000		4,000,000
Cooperatieve Rabobank UA/NY (Yankee)
1.41%, 11/3/17, 1 Month LIBOR + .18%	4,000,000	[a]	4,000,000
Mizuho Bank Ltd./NY (Yankee)
1.19%, 11/2/17	6,000,000	[b]	6,000,000
Norinchukin Bank/NY (Yankee)
1.42%, 3/8/18	4,000,000		4,000,000
Toronto Dominion Bank NY (Yankee)
1.43%, 4/5/18	5,000,000	[b]	5,001,382
Wells Fargo Bank NA
1.44%, 11/8/17, 1 Month LIBOR + .20%	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit (cost $37,001,382)			37,001,382
Commercial Paper - 37.5%
Canadian Imperial Bank of Commerce
1.57%, 11/16/17, 1 Month LIBOR + .33%	5,000,000	[a,b]	5,000,000
Danske Corp.
1.32%, 11/10/17	4,000,000	[b]	3,998,685
DBS Bank Ltd.
1.30%, 12/14/17	3,000,000	[b]	2,995,342
Erste Abwicklungsanstalt
1.39%, 1/30/18	5,000,000	[b]	4,982,750
GE Capital Treasury Services LLC
1.31%, 12/11/17	5,000,000		4,992,778
JPMorgan Securities LLC
1.56%, 3/29/18	5,000,000	[b]	4,968,344
Mitsubishi UFJ Trust and Banking Corp.
1.45%, 2/22/18	4,000,000	[b]	3,981,920
National Australia Bank Ltd.
1.73%, 11/20/17, 1 Month LIBOR + .49%	5,000,000	[a,b]	5,000,000
Thunder Bay Funding LLC
1.36%, 11/16/17, 1 Month LIBOR + .11%	5,000,000	[a,b]	4,999,888
UBS AG
1.32%, 11/22/17	5,000,000		4,996,179

Description	Principal Amount ($)		Value ($)
Commercial Paper - 37.5% (continued)
United Overseas Bank Ltd.
1.38%, 1/24/18	5,000,000	[b]	4,984,017
Total Commercial Paper (cost $50,899,903)			50,899,903
Asset-Backed Commercial Paper - 2.9%
Atlantic Asset Securitization
1.55%, 4/27/18
(cost $3,969,713)	4,000,000	[b]	3,969,713
Time Deposits - 28.8%
Australia and New Zealand Banking Group (Grand Cayman)
1.06%, 11/1/17	6,000,000		6,000,000
DnB Bank (Grand Cayman)
1.06%, 11/1/17	6,000,000		6,000,000
DZ Bank
1.08%, 11/1/17	6,000,000		6,000,000
ING Bank (London)
1.20%, 11/1/17	5,000,000		5,000,000
Nordea Bank Finland
1.07%, 11/1/17	6,000,000		6,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
1.07%, 11/1/17	4,000,000		4,000,000
Swedbank
1.06%, 11/1/17	6,000,000		6,000,000
Total Time Deposits (cost $39,000,000)			39,000,000
Repurchase Agreements - 3.7%
HSBC USA Inc.

Tri-Party Agreement thru JPMorgan Chase Bank, 1.36%, dated 10/31/17, due 11/1/17 in the amount of 5,000,189 (fully collateralized by $5,625,000 Corporate Debt Securities, 5.38%-7.88%, due 3/15/20-12/15/24, value $5,252,648)

(cost $5,000,000)	5,000,000		5,000,000
Total Investments (cost $135,870,998)	100.2%		135,870,998
Liabilities, Less Cash and Receivables	(.2%)		(274,811)
Net Assets	100.0%		135,596,187

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities amounted to $55,882,041 or 41.21% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banking	82.5
Finance	7.4
Asset-Backed/Multi-Seller Programs	6.6
Repurchase Agreement	3.7
100.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $5,000,000) —Note 1(b)	135,870,998	135,870,998
Interest receivable		105,085
		135,976,083
Liabilities ($):
Due to The Dreyfus Corporation—Note 2(b)		5,711
Due to Citizens		12,388
Cash overdraft due to Custodian		108,594
Payable for shares of Beneficial Interest redeemed		253,203
		379,896
Net Assets ($)		135,596,187
Composition of Net Assets ($):
Paid-in capital		135,595,639
Accumulated net realized gain (loss) on investments		548
Net Assets ($)		135,596,187
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		135,594,513
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	892,251
Expenses:
Management fee—Note 2(a)	69,779
Administrative service fees—Note 2(b)	79,642
Distribution fees—Note 2(b)	33,629
Omnibus account services fees—Note 2(b)	1,843
Trustees’ fees—Note 2(a,c)	363
Total Expenses	185,256
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(363)
Net Expenses	184,893
Investment Income—Net	707,358
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	553
Net Increase in Net Assets Resulting from Operations	707,911

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (Unaudited)	[a]	Year Ended April 30, 2017
Operations ($):
Investment income—net	707,358		624,067
Net realized gain (loss) on investments	553		(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	707,911		624,062
Distributions to Shareholders from ($):
Investment income—net:
Citizens Shares	(19,255)		(96,983)
Class B	(23,240)		(59,619)
Class C	(12,453)		(3,831)
Class A	(652,410)		(464,905)
Total Distributions	(707,358)		(625,338)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Citizens Shares	3,121,855		170,693,865
Class B	638,593		38,974,715
Class C	13,415,709		35,752,869
Class A	120,445,955		203,163,544
Distributions reinvested:
Citizens Shares	3,606		55,253
Class B	17,043		37,334
Class C	8,210		3,831
Class A	90,913		18,195
Cost of shares redeemed:
Citizens Shares	(7,975,290)		(240,722,886)
Class B	(8,548,750)		(96,354,326)
Class C	(28,634,865)		(50,420,160)
Class A	(85,233,376)		(102,930,720)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,349,603		(41,728,486)
Total Increase (Decrease) in Net Assets	7,350,156		(41,729,762)
Net Assets ($):
Beginning of Period	128,246,031		169,975,793
End of Period	135,596,187		128,246,031

a  Effective August 31, 2017, Citizens shares, Class B and Class C shares were converted to Class A shares; 1,028,002 Citizens shares,4,821,637 Class B and 13,366,942 Class C shares, were exchanged for 19,216,581 Class A shares. Citizens shares, Class B shares and Class C shares are no longer offered by the fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2017	Year Ended April 30,
Class A Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.006	.000[b]
Distributions:
Dividends from investment income—net	(.005)	(.006)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.54[c]	.55	.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[d]	.20	.32[d]
Ratio of net expenses to average net assets	.20[d]	.20	.20[d]
Ratio of net investment income to average net assets	1.08[d]	.64	.23[d]
Net Assets, end of period ($ x 1,000)	135,596	100,291	40

a From March 1, 2016 (commencement of initial offering) to April 30, 2016.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the without a sales charge. Class A shares are subject to an Administrative Services Plan.

Effective August 31, 2017, the fund’s Citizens shares, Class B shares, and Class C shares were converted into Class A shares. Citizens shares, Class B shares and Class C shares are no longer offered by the fund.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	135,870,998
Level 3 - Significant Unobservable Inputs	-
Total	135,870,998

† See Statement of Investments for additional detailed categorizations.

At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $5 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has these short-term capital losses which can be carried forward for unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1

Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2017, fees reimbursed by Dreyfus amounted to $363.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares paid the Distributor for distributing, advertising and marketing its shares at an annual rate of .65% of the value of its average daily net assets. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to approved institutions that purchase Class C shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2017, Class C shares was charged $33,629 pursuant to the Distribution Plan. This Distribution Plan was terminated.

Under the Administrative Services Plan, Class B and Class C shares paid the Distributor for the provision of certain services at an annual rate of .25% of the value of their average daily net assets, and Class A shares pay the Distributor for the provision of certain services at an annual rate of .10% of the value of their average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2017, Class B, Class C and Class A shares were charged $6,577, $12,934, and $60,131, respectively, pursuant to the Administrative Services Plan. Class B and Class C Administrative Services Plan was terminated.

Under the Omnibus Account Services Agreement, Citizens shares paid Citizens or National Financial Services LLC at an annual rate of .10% of the value of the average daily net assets of Citizens shares for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2017, Citizens shares was charged $1,843, pursuant to the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Omnibus Account Services Agreement. This Omnibus Account Services Agreement was terminated.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,769, which are offset against an expense reimbursement currently in effect in the amount of $58.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Prime Money Market Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: CZEXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6346SA1017

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)